Employee benefits	12 Months Ended
Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Disclosure of employee benefits [text block]
(22)	Employee benefits

a)	Employee benefits in Mexico

Defined contribution plans

The Company has a defined contribution plan which receives contributions from both the employees and the Company. Employees can make contributions from 1% to 5% of their wage and from 2016, the Company is obligated to make contributions as follows: i) 20% of employee contributions for employees with 1 - 4.99 years of service, ii) 40% of employee contributions for employees with 5 – 9.99 years of service, and iii) 100% matching contributions for employees with 10 or more years of service or when the employee reaches 40 years of age, regardless of the years of service.

When an employee retires from the Company he/she has the right to receive the contribution he/she has made to the plan, and i) if the employee retires between the first and the 4.99 year of services (4 year of services during 2015), he/she does not have the right to receive the contribution made by the Company, ii) if he/she retires on the fifth year of services he/she has the right to receive 50% of the contributions made by the Company and, for each additional service year, the employee has the right to receive an additional 10% of the contributions made by the Company. The expenses for paid contributions to defined contribution plans, other than those mandated by Mexican law, were $0, $0 and $1,597, in 2018, 2017 and 2016, respectively.

The Company makes payments equivalent to 2% of the integrated wage of its workers to the defined contribution plan for the retirement saving fund system established by Mexican law. The expense for this concept was $62,028, $56,063 and $50,047, in 2018, 2017 and 2016, respectively.

Defined benefits plan

The Company has a defined benefit pension plan covering non-unionized personnel in Mexico. The benefits are based on the age, years of service and the employee’s payment. The retirement age is 65 years, with a minimum of 10 years of services, and there is an option for an anticipated retirement option, in certain circumstances, at 55 years of age. The Company’s policy to fund the pension plan is to make contributions up to the maximum amount that can be deducted for ISR.

Additionally, according to the Mexican Federal Labor Law, the Company is obligated to pay a seniority premium as a retirement benefit if an employee retires and has of least 15 years of services, which consists of a sole payment of 12 days for each worked year based on the last wage, limited to the two minimal wages established by law.

The Company recognizes constructive obligations from past practices. Such constructive obligations are associated with service time the employee has worked for the Company. The payment of this benefit is disbursed in a single installment at the time the employee voluntarily stops working for the Company. As of 2018 this obligation is only recognized for directors and executives.

The plans in Mexico expose the Company to actuarial risks such as interest rate risk, longevity risk and salary risk:

Interest risk	A decrease in the interest rate for the governmental bonds will increase the plan’s liability.

Longevity risk
The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk
The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2018	2017	2016
Present value of unfunded obligations	$302,818	252,965	195,019
Present value of funded obligations	197,254	259,245	267,535
Total present value of benefit obligations (PBO)	500,072	512,210	462,554
Plan assets at fair value	(197,254)	(259,245)	(267,535)
Projected liability, net	$302,818	252,965	195,019

i.
Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2018	2017	2016	2018	2017	2016
Fixed income securities	5.10%	7.18%	7.16%	67%	61%	64%
Variable income securities	(10.95)%	12.78%	10.07%	33%	39%	36%
Total				100%	100%	100%

ii.
Movements in the present value of defined benefit obligations (PBO)

	2018	2017	2016
PBO as of January 1	$462,986	462,554	447,099
Benefits paid by the plan	(38,393)	(32,940)	(26,031)
Service cost	28,084	28,968	29,604
Interest cost	41,410	40,170	34,857
Actuarial (gains) losses recognized in other comprehensive income	494	13,458	(24,827)
Past service cost – plan amendments	5,491	-	1,852
PBO as of December 31	$500,072	512,210	462,554

iii.
Movements in the fair value of plan assets

	2018	2017	2016
Plan assets at fair value as of January 1	$259,245	267,535	286,881
Transfer of assets to fund defined contribution benefit plan	(38,327)	(10,664)	(25,600)
Benefits paid by the plan	(16,772)	(17,049)	(9,457)
Expected return on plan assets	23,244	23,342	25,650
Actuarial losses in other comprehensive income	(30,136)	(3,919)	(9,939)
Fair value of plan assets as of December 31	$197,254	259,245	267,535

iv.
Expense recognized in profit and loss

	2018	2017	2016
Current service cost	$28,084	28,968	29,604
Interest cost, net	18,166	16,828	9,207
	$46,250	45,796	38,811

v.
Actuarial gains and (losses)

	2018	2017	2016
Amount accumulated as of January, 1	$(140,617)	(123,240)	(138,128)
Recognized during the year	(30,630)	(17,377)	14,888
Amount accumulated as of December, 31	$(171,247)	(140,617)	(123,240)

vi.
Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2018	2017	2016
Discount rate as of December, 31	10.50%	9.25%	9.00%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

The assumptions related to mortality are based on statistics and experiences over the Mexican population. The average expected life of an individual that retires at 65 years of age is 17.13 years for men and 10.92 years for women (Experience Chart of Demographic Mortality for Active EMSSA 1997).

vii.
Historical information

	December 31,
	2018	2017	2016
Present value of defined benefit obligation	$500,072	512,210	462,554
Plan assets at fair value	(197,254)	(259,245)	(267,535)
Plan deficit	$302,818	252,965	195,019
Experience adjustments arising from plan liabilities	$494	13,458	(24,827)
Experience adjustments arising from plan assets	$(30,136)	(3,919)	(9,939)

viii.
Sensitivity analysis of the defined benefits obligations as of December 31, 2018, 2017 and 2016

2018	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 10.50%	(358,635)	(119,973)	(21,464)	(500,072)
Rate increase (+ 1%)	(313,585)	(109,872)	(20,258)	(443,715)
Rate decrease (- 1%)	(364,699)	(121,572)	(21,649)	(507,920)

2017	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.25%	(343,485)	(99,735)	(68,990)	(512,210)
Rate increase (+ 1%)	(314,460)	(94,308)	(65,113)	(473,881)
Rate decrease (- 1%)	(377,114)	(105,810)	(73,338)	(556,262)

2016	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.00%	(308,885)	(93,877)	(59,792)	(462,554)
Rate increase (+ 1%)	(280,316)	(88,657)	(56,237)	(425,210)
Rate decrease (- 1%)	(312,017)	(99,733)	(63,796)	(475,546)

ix.
Expected cash flows

Total
2019-2029	$482,775

x.
Future contributions to the defined benefits plan

The Company does not expect to make contributions to the defined benefit plans in the following financial year.

b)	Foreign employee benefits

Defined contribution plans

Bachoco USA, LLC. (foreign subsidiary) has a defined contribution retirement 401(k) plan, covering all employees who meet certain eligibility requirements. The Company contributes to the plan at the rate of 50% of employee’s contributions up to a maximum of 2% of the individual employee’s contribution. The cumulative contribution expense for this plan was $12,999, $11,497 and $10,909 for the year ended December 31, 2018, 2017 and 2016, respectively.

Equity-based compensation

Bachoco USA, LLC. has a deferred payment agreement with certain key employees. Amounts payable under this plan are vested after 10 years from the date of the agreement. The benefit value of each unit is equal to the increase in the initial book value from the date of the agreement to the conclusion of the vesting period. Under the agreement, 26,000 units were outstanding as of December 31, 2018, 2017 and 2016, all of which were fully vested. The total liability under this plan totaled $20,922, $3,378 and $3,337 as of December 31, 2018, 2017 and 2016, respectively. No expense was recognized for this plan for the year ended December 31, 2018, 2017 and 2016.

c)	PTU

Industrias Bachoco, S.A.B de C.V. and BSACV has no employees. Each of the subsidiaries of the Company that has employees in Mexico is required under Mexican laws to pay employees, in addition to their payment and benefits, statutory employee profit sharing in an aggregate amount equal to 10% of each subsidiary’s taxable income. The accrued liability as of December 31, 2018, 2017 and 2016 is shown in note 19, Trade payable and other accounts payable.